Fair Value (Details 6) (IRLCs, Level 3)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Minimum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Pull-through rate (as a percent)	57.80%	61.60%	55.00%
MSR value expressed as: Servicing fee multiple	1.7	3.2	2.1
MSR value expressed as: Percentage of unpaid principal balance	0.40%	0.60%	0.50%
Maximum
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Pull-through rate (as a percent)	98.00%	98.10%	100.00%
MSR value expressed as: Servicing fee multiple	5.2	4.2	5.7
MSR value expressed as: Percentage of unpaid principal balance	2.60%	2.20%	2.70%
Weighted average
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items
Pull-through rate (as a percent)	81.30%	79.10%	91.80%
MSR value expressed as: Servicing fee multiple	4.5	4.0	4.8
MSR value expressed as: Percentage of unpaid principal balance	1.20%	0.90%	1.50%